SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Abstract]
Cash, cash equivalents and marketable securities deposited with U.S., European and Israeli banks and financial institutions		$ 1,700,000,000
Percentage of consolidated sales in North America		48.00%
Percentage of net trade accounts receivable in North America		2.00%
Shipping and handling costs, which are included in selling and marketing expenses		236,000,000	202,000,000	158,000,000
Advertising expense		248,000,000	243,000,000	212,000,000
Estimated number of years of useful lives of product rights, mainly	10
Property Plant And Equipment [Line Items]
Royalties Payments For Research And Development Services		$ 383,000,000	$ 162,000,000	$ 173,000,000
Building [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life Mainly		40
Other Machinery And Equipment [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life Minimum		15
Property Plant And Equipment Useful Life Maximum		20
Other Capitalized Property Plant And Equipment [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life Minimum		5
Property Plant And Equipment Useful Life Maximum		10